Film Costs (Summary of Film Costs) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Motion picture productions:
Released	¥ 99,482	¥ 87,158
Completed and not released	18,776	3,189
In production and development	67,199	130,736
Television productions:
Released	186,344	144,316
In production and development	25,093	9,147
Broadcasting rights	61,959	70,401
Less: current portion included in inventories	(31,517)	(35,942)
Film costs	¥ 427,336	¥ 409,005